Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                               of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                              August 7, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                       Re: Pruco Life of New Jersey Variable Appreciable Account
                           (Registration No. 333-49334)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2 and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on August 3, 2001 (Accession No. 0000891554-01-503813).



                             By:        /s/
                                      ------------------------------------------
                                      Thomas C. Castano
                                      Assistant General Counsel
                                      Pruco Life Insurance Company of New Jersey


via EDGAR